Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Summary of significant inputs used in the estimation of the fair value of awards granted

Significant inputs used in the estimation of the fair value of these awards granted during 2025 and 2024 are as follows:

	2025	2024
Closing share price of our common stock	$9.06	$16.25
Risk-free rate of return	3.95%	4.27%
Expected volatility of our common stock	46.59%	52.11%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3.00	3.00

Time Restricted Stock Units
Share-based compensation
Schedule of changes in the stocks

	2025		2024		2023
		Weighted average		Weighted average		Weighted average
	Number of	fair value at grant	Number of	fair value at grant	Number of	fair value at grant
	TRSUs	date	TRSUs	date	TRSUs	date
Balance as of January 1	283,757	$13.04	677,739	$7.70	908,209	$5.31
TRSUs granted during the year	170,481	$9.53	134,175	$16.99	172,034	$14.70
TRSUs vested during the year	(247,743)	$(8.02)	(528,157)	$(7.19)	(402,504)	$(5.30)
Balance as of December 31 (none of which are vested)	206,495	$16.17	283,757	$13.04	677,739	$7.70

Schedule of cost related to non-vested awards expected to be recognized

In thousands of U.S. Dollars
Period	TOTAL
2026	901
2027	374
2028	53
1,328

Performance-Based Restricted Stock Units
Share-based compensation
Schedule of changes in the stocks

	For the years ended December 31
	2025	2024
	Number of PRSUs	Number of PRSUs
Outstanding as of January 1	86,607	38,713
Granted	51,537	47,894
Vested	-	-

Balance as of December 31	138,144	86,607

Schedule of cost related to non-vested awards expected to be recognized

In thousands of U.S. Dollars
Period	TOTAL
2026	392
2027	214
2028	30
636